Shareholder Report, Holdings (Details) - Multi-Manager Value Strategies Fund - Institutional Class [Member]	May 31, 2025
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ConocoPhillips Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%